Retirement Plans - Schedule of Target Allocation and Expected Long-Term Rate of Return by Asset Category (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Percentage of Plan Assets at Year-end	100.00%	100.00%
Equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation, minimum	20.00%
Target Allocation, maximum	50.00%
Percentage of Plan Assets at Year-end	45.50%	45.90%
Total debt securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation, minimum	30.00%
Target Allocation, maximum	60.00%
Percentage of Plan Assets at Year-end	53.90%	52.50%
Money market funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation, minimum	20.00%
Target Allocation, maximum	30.00%
Percentage of Plan Assets at Year-end	0.60%	1.60%